RIVERNORTH OPPORTUNITIES FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

Shares	Description	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (72.58%)
Great Britain - 11.14%
605,478	Pershing Square Holdings, Ltd.	$29,002,396

United States - 61.44%
594,115	Aberdeen Emerging Markets Equity Income Fund, Inc.	2,946,810
304,719	abrdn Total Dynamic Dividend Fund	2,556,592
415,977	Avenue Income Credit Strategies Fund	2,450,106
1,180,702	BlackRock Capital Allocation Term Trust(a)(b)	17,002,109
1,176,107	BlackRock ESG Capital Allocation Term Trust	18,547,207
510,042	BlackRock Health Sciences Term Trust	7,599,626
152,466	BlackRock Municipal Income Quality Trust	1,643,584
341,608	BlackRock Municipal Income Trust	3,381,919
331,830	BlackRock Municipal Income Trust II	3,447,714
167,757	BlackRock MuniHoldings Fund, Inc.	1,969,467
287,842	BlackRock MuniHoldings Quality Fund II, Inc.	2,878,420
141,200	BlackRock MuniVest Fund II, Inc.	1,492,484
28,143	BlackRock MuniVest Fund, Inc.	197,283
187,151	BlackRock MuniYield Fund, Inc.	1,974,443
300,215	BlackRock MuniYield Quality Fund II, Inc.	3,002,150
875,495	BlackRock Resources & Commodities Strategy Trust	8,168,368
352,399	BlackRock Science and Technology Term Trust	6,251,558
496,697	Calamos Long/Short Equity & Dynamic Income Trust(a)(b)	7,728,605
369,753	Clough Global Dividend and Income Fund	2,020,700
210,079	Clough Global Equity Fund	1,321,397
1,336,482	Clough Global Opportunities Fund(a)(b)	6,535,397
190,819	First Trust High Yield Opportunities 2027 Term Fund	2,757,335
321,905	India Fund, Inc.	5,076,442
300,000	Invesco Municipal Opportunity Trust	2,847,000
69,346	Invesco Quality Municipal Income Trust	671,269
100,000	Invesco Trust for Investment Grade Municipals	996,000
243,557	Nuveen AMT-Free Municipal Credit Income Fund	3,015,236
100	Nuveen Credit Strategies Income Fund	538
165,021	Nuveen Municipal Credit Income Fund	2,018,207
1,544,779	Nuveen Municipal Value Fund, Inc.	13,547,712
341,951	PIMCO Global StocksPLUS & Income Fund	2,769,803
1,275,236	Saba Capital Income & Opportunities Fund(a)(b)	9,895,831
845,000	Saba Capital Income & Opportunities Fund II	7,351,500
88,573	Special Opportunities Fund, Inc.	1,330,499
475,000	Voya Emerging Markets High Income Dividend Equity Fund	2,536,500
199,883	Western Asset Managed Municipals Fund, Inc.	2,056,796

TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $168,424,075)		188,989,003

			Maturity	Value
Shares	Description	Rate	Date	(Note 2)
CLOSED-END FUNDS - PREFERRED SHARES (0.74%)
United States - 0.74%
89,385	Virtus Convertible & Income Fund II(c)	5.500%	12/31/99	1,916,414

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $1,901,937)				1,916,414

Shares	Description	Value (Note 2)
BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES (0.66%)
United States - 0.66%
111,722	Oaktree Specialty Lending Corp.	$1,716,050

TOTAL BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES
(Cost $1,725,139)		1,716,050

			Maturity	Value
Shares	Description	Rate	Date	(Note 2)
BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES (1.91%)
United States - 1.91%
11,823	CION Investment Corp.	7.500%	12/30/29	294,866
154,224	Crescent Capital BDC, Inc.	5.000%	05/25/26	3,809,333
900,000	PennantPark Floating Rate Capital, Ltd.	4.250%	04/01/26	874,362

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $5,083,063)				4,978,561

Principal			Maturity	Value
Amount	Description	Rate	Date	(Note 2)
BUSINESS DEVELOPMENT COMPANY NOTES (1.43%)
United States - 1.43%
$1,000,000	MidCap Financial Investment Corp.	4.500%	07/16/26	978,522
107,745	MidCap Financial Investment Corp.	8.000%	12/15/28	2,750,730
				3,729,252

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $3,653,851)				3,729,252

CORPORATE BONDS (16.91%)
United States - 16.91%
2,000,000	Barings BDC, Inc.	7.000%	02/15/29	2,064,924
4,139,000	BlackRock TCP Capital Corp.	6.950%	05/30/29	4,144,469
629	Blackstone Private Credit Fund(d)	2.625%	12/15/26	603
157	Blackstone Private Credit Fund(d)	3.250%	03/15/27	151
290,000	Blackstone Secured Lending Fund(e)	2.125%	02/15/27	274,580
550,000	Blue Owl Capital Corp.	3.125%	04/13/27	524,003
3,000,000	Blue Owl Capital Corp.	3.750%	07/22/25	2,986,818
428	Blue Owl Credit Income Corp.(d)	3.125%	09/23/26	414
2,492,000	Blue Owl Credit Income Corp.	3.125%	09/23/26	2,411,557
2,700,000	Blue Owl Credit Income Corp.	7.750%	09/16/27	2,818,634
2,500,000	Blue Owl Technology Finance Corp.(d)	4.750%	12/15/25	2,487,769
3,000,000	Blue Owl Technology Finance Corp.(d)	6.750%	06/30/25	3,004,069
2,000,000	Blue Owl Technology Finance Corp.	6.750%	04/04/29	2,027,991
3,000,000	Franklin BSP Capital Corp.	3.250%	03/30/26	2,930,994
2,900,000	Franklin BSP Capital Corp.(d)	7.200%	06/15/29	2,985,403
1,500,000	Golub Capital BDC, Inc.	2.050%	02/15/27	1,413,775
1,000,000	Morgan Stanley Direct Lending Fund	6.150%	05/17/29	1,011,373
3,500,000	New Mountain Finance Corp.	6.875%	02/01/29	3,549,800
1,500,000	North Haven Private Income Fund LLC(d)	5.750%	02/01/30	1,481,243
6,000,000	Oaktree Specialty Lending Corp.	7.100%	02/15/29	6,184,379
1,800,000	PennantPark Investment Corp.	4.000%	11/01/26	1,726,779
				44,029,728

TOTAL CORPORATE BONDS
(Cost $42,992,029)				44,029,728

Shares	Description	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS (26.47%)(f)
Cayman Islands - 0.39%
100,000	Fifth Era Acquisition Corp. I	$1,007,000

China - 0.51%
65,000	Future Vision II Acquisition Corp.	661,700
65,000	Rising Dragon Acquisition Corp.	662,350

Great Britain - 0.26%
509	Akari Therapeutics PLC	631
65,632	Tavia Acquisition Corp.	666,821

Hong Kong - 1.09%
130,000	A SPAC III Acquisition Corp.	1,326,000
46,893	Black Spade Acquisition II Co.	475,964
35,100	JVSPAC Acquisition Corp.	374,517
65,000	YHN Acquisition I, Ltd.	663,000

Israel - 0.00%(g)
120	REE Automotive, Ltd.	319

Japan - 0.40%
100,000	Ribbon Acquisition Corp.	1,030,000

Malaysia - 0.31%
64,922	Kairous Acquisition Corp. ltd	812,824

Singapore - 0.70%
53,256	Chenghe Acquisition II Co.	545,874
100,000	Columbus Acquisition Corp.	1,014,000
64,612	GCL Global Holdings, Ltd.	3,263
25,712	RF Acquisition Corp. II	266,754

United States - 22.81%
50,000	AA Mission Acquisition Corp.	521,500
162,683	abrdn Life Sciences Investors	2,064,447
90,000	Aifeex Nexus Acquisition Corp.	919,800
140,000	Aldel Financial II, Inc.	1,435,000
65,000	Andretti Acquisition Corp. II	658,450
90,000	Archimedes Tech SPAC Partners II Co.	907,200
260,926	Ares Acquisition Corp. II	2,909,325
100,000	Artius II Acquisition, Inc.	1,008,000
65,940	Black Hawk Acquisition Corp.	694,348
100,000	Bleichroeder Acquisition Corp. I	1,001,000
62,500	Cantor Equity Partners I, Inc.	640,313
27,500	Cantor Equity Partners, Inc.	295,350
58,500	Cayson Acquisition Corp.	596,700
65,520	Centurion Acquisition Corp.	670,925
100,000	Charlton Aria Acquisition Corp.	1,006,000
85,696	CO2 Energy Transition Corp.	867,244
52,128	Colombier Acquisition Corp. II	555,163
100,000	Drugs Made In America Acquisition Corp.	1,017,000
40,000	DT Cloud Star Acquisition Corp.	409,600
100,000	Dynamix Corp.	994,710
64,998	EQV Ventures Acquisition Corp.	657,780
100,000	Fact II Acquisition Corp.	1,007,000
100,000	FG Merger II Corp.	976,000
57,276	Flag Ship Acquisition Corp.	591,661
100,000	Gesher Acquisition Corp. II	1,003,000

Shares	Description	Value (Note 2)
50,000	GigCapital7 Corp.	$506,000
58,868	GP-Act III Acquisition Corp.	605,752
35,000	Graf Global Corp.	358,050
130,000	GSR III Acquisition Corp.	1,335,100
30,342	Haymaker Acquisition Corp. 4, Class A	333,459
25,000	HCM II Acquisition Corp.	263,000
100,000	Hennessy Capital Investment Corp. VII	1,007,010
130,000	HORIZON SPACE ACQUISITION II Corp.	1,323,400
33,524	IB Acquisition Corp.	345,297
61,161	Iron Horse Acquisitions Corp.	641,579
100,000	Jackson Acquisition Co. II	1,029,000
100,000	K&F Growth Acquisition Corp. II	1,005,000
50,000	Launch One Acquisition Corp.	510,500
55,000	Launch Two Acquisition Corp.	556,600
66,874	Legato Merger Corp. III	701,508
55,008	Lionheart Holdings	564,932
100,000	Live Oak Acquisition Corp. V	1,008,000
65,000	M3-Brigade Acquisition V Corp.	663,650
83,334	Maywood Acquisition Corp.	850,007
58,028	Melar Acquisition Corp. I	593,626
100,000	Mountain Lake Acquisition Corp.	1,032,000
66,944	Nabors Energy Transition Corp. II	733,037
100,000	Newbury Street II Acquisition Corp.	1,009,000
100,000	NewHold Investment Corp. III	1,005,000
243,512	Pershing Square Tontine Holdings	2
285,935	PIMCO Dynamic Income Strategy Fund(a)(b)	7,016,845
87,500	Plum Acquisition Corp. IV	883,750
100,000	Quartzsea Acquisition Corp.	1,010,000
88,836	Range Capital Acquisition Corp.	914,122
25,000	Rithm Acquisition Corp.	252,500
100,000	Roman DBDR Acquisition Corp. II	1,022,000
24,999	Silverbox Corp. IV	254,407
50,000	SIM Acquisition Corp. I	511,000
32,462	Spark I Acquisition Corp.	348,967
100,000	Stellar V Capital Corp.	1,012,000
100,000	Translational Development Acquisition Corp.	1,014,000
62,500	UY Scuti Acquisition Corp.	628,750
65,000	Vine Hill Capital Investment Corp.	659,750
50,000	Voyager Acquisition Corp.	509,000
130,000	Willow Lane Acquisition Corp.	1,316,913
52,742	WinVest Acquisition Corp.	659,802

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS
(Cost $62,910,537)		68,912,848

RIGHTS (0.11%)
China - 0.02%
52,566	Distoken Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	9,262
65,000	Future Vision II Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	8,457
60,193	Global Lights Acquisition Corp, Strike Price $0.01, Expires 12/31/2049	13,242
65,000	Rising Dragon Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	10,400

Great Britain - 0.00%(g)
62,670	ClimateRock, Strike Price $0.01, Expires 06/01/2027	13,712

Shares	Description	Value (Note 2)
Hong Kong - 0.01%
35,100	JVSPAC Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	$8,810
65,000	YHN Acquisition I, Ltd., Strike Price $0.01, Expires 01/01/2049	8,457

Malaysia - 0.00%(g)
64,922	Kairous Acquisition Corp. ltd, Strike Price $11.50, Expires 06/16/2025	1,740
51,134	PHP Ventures Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,164

Singapore - 0.00%(g)
50,470	A SPAC II Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	1,534
26,628	Chenghe Acquisition II Co., Strike Price $11.50, Expires 07/29/2029	1,332

United States - 0.08%
44,669	Aimei Health Technology Co., Ltd., Strike Price $0.01, Expires 12/31/2049	10,051
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $0.01, Expires 12/13/2026	554
51,497	Bannix Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,610
30,110	Bayview Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,646
13,188	Black Hawk Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	19,782
100,000	Bleichroeder Acquisition Corp. I, Strike Price $0.01, Expires 01/01/2049	20,000
17,000	Bowen Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,352
21,512	Breeze Holdings Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,765
58,500	Cayson Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	8,196
32,760	Centurion Acquisition Corp., Strike Price $11.50, Expires 08/01/2029	4,914
100,000	Charlton Aria Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	18,000
40,000	DT Cloud Star Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	6,200
34,404	ESH Acquisition Corp., Strike Price $10.00, Expires 12/31/2049	3,010
57,276	Flag Ship Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	7,159
65,531	Globalink Investment, Inc., Strike Price $11.50, Expires 04/15/2025	2,628
64,668	Horizon Space Acquisition I Corp., Strike Price $0.01, Expires 12/31/2049	9,513
33,524	IB Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	2,011
61,161	Iron Horse Acquisitions Corp., Strike Price $0.01, Expires 12/31/2049	18,348
29,014	Melar Acquisition Corp. I, Strike Price $11.50, Expires 06/01/2031	3,917

Shares	Description	Value (Note 2)
67,514	Mountain Crest Acquisition Corp. V, Strike Price $0.01, Expires 12/31/2049	$2,768
69,600	NorthView Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	10,092
100	Nuveen Credit Strategies Income Fund, Strike Price $0.01, Expires 04/30/2025	3
35,695	OneMedNet Corp., Strike Price $11.50, Expires 12/31/2028	803
3,246	Quetta Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,356
32,618	Viveon Health Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	–
66,708	Welsbach Technology Metals Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	10,026
52,742	WinVest Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	6,329
60,341	Yotta Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	9,745

TOTAL RIGHTS
(Cost $332,284)		278,888

WARRANTS (0.12%)
Austria - 0.00%(g)
22,918	Critical Metals Corp., Strike Price $11.50, Expires 06/06/2028	3,871

Canada - 0.00%(g)
53,236	Borealis Foods, Inc., Strike Price $11.50, Expires 02/09/2029	5,856

Cayman Islands - 0.00%(g)
24,010	Finnovate Acquisition Corp., Strike Price $11.50, Expires 09/30/2026	720
25,071	Healthcare AI Acquisition Corp., Strike Price $11.50, Expires 12/14/2026	206
32,014	Nvni Group, Ltd., Strike Price $11.50, Expires 11/01/2028	916
57,401	TNL Mediagene, Strike Price $11.50, Expires 12/05/2029	304
14,153	Zapp Electric Vehicles Group, Ltd., Strike Price $11.50, Expires 03/03/2028	124

China - 0.00%(g)
52,566	Distoken Acquisition Corp., Strike Price $11.50, Expires 03/30/2028	889
2,171	ECARX Holdings, Inc., Strike Price $11.50, Expires 12/21/2027	130
16,878	MicroAlgo, Inc., Strike Price $11.50, Expires 12/31/2027	1,688
10,728	SunCar Technology Group, Inc., Strike Price $11.50, Expires 05/18/2028	2,038

Germany - 0.00%(g)
19,034	Heramba Electric PLC, Strike Price $11.50, Expires 10/10/2028	192

Great Britain - 0.00%(g)
31,335	ClimateRock, Strike Price $11.50, Expires 06/01/2027	627

Hong Kong - 0.00%(g)
15,631	Black Spade Acquisition II Co., Strike Price $11.50, Expires 08/28/2030	3,439
20,306	MultiMetaVerse Holdings, Ltd., Strike Price $11.50, Expires 03/15/2027	32
36,015	NewGenIvf Group, Ltd., Strike Price $11.50, Expires 06/26/2028	648

Shares	Description	Value (Note 2)
7,982	Prenetics Global, Ltd., Strike Price $8.91, Expires 05/17/2027	$85
28,984	Triller Group, Inc., Strike Price $11.50, Expires 03/15/2027	3,188

Ireland - 0.00%(g)
51,043	SMX Security Matters PLC, Strike Price $11.50, Expires 03/07/2028	1,572

Israel - 0.00%(g)
55,368	Holdco Nuvo Group DG, Ltd., Strike Price $11.50, Expires 05/01/2029	39
44,569	Hub Cyber Security, Ltd., Strike Price $11.50, Expires 02/27/2028	494
2,547	Silexion Therapeutics Corp., Strike Price $103.50, Expires 08/15/2029	195
77,424	Spree Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 12/22/2028	8

Luxembourg - 0.00%(g)
14,063	Moolec Science SA, Strike Price $11.50, Expires 09/27/2027	120

Malaysia - 0.00%(g)
32,461	Kairous Acquisition Corp. ltd, Strike Price $11.50, Expires 09/15/2026	730
25,567	PHP Ventures Acquisition Corp., Strike Price $11.50, Expires 08/16/2028	1,128

Singapore - 0.01%
25,235	A SPAC II Acquisition Corp., Strike Price $11.50, Expires 05/03/2027	260
53,773	ESGL Holdings, Ltd., Strike Price $11.50, Expires 04/13/2028	608
54,501	Euda Health Holdings, Ltd., Strike Price $11.50, Expires 09/24/2026	6,540
19,616	Helport AI, Ltd., Strike Price $11.50, Expires 08/05/2029	5,567
25,712	RF Acquisition Corp. II, Strike Price $0.01, Expires 01/01/2049	1,800

Switzerland - 0.00%(g)
43,768	Genesis Growth Tech Acquisition Corp., Strike Price $11.50, Expires 05/19/2028	26

United States - 0.11%
25,000	AA Mission Acquisition Corp., Strike Price $11.50, Expires 08/01/2030	1,662
21,731	Aeries Technology, Inc., Strike Price $11.50, Expires 10/20/2026	650
32,785	AleAnna, Inc., Strike Price $11.50, Expires 12/13/2029	8,193
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $11.50, Expires 12/13/2026	155
11,896	AltEnergy Acquisition Corp., Strike Price $11.50, Expires 11/02/2028	264
32,500	Andretti Acquisition Corp. II, Strike Price $11.50, Expires 10/24/2029	5,843
8,612	Apexigen, Inc., Strike Price $11.50, Expires 07/29/2027	225
130,463	Ares Acquisition Corp. II, Strike Price $11.50, Expires 06/12/2028	37,834
30,397	AtlasClear Holdings, Inc., Strike Price $690.00, Expires 10/25/2028	350

Shares	Description	Value (Note 2)
51,497	Bannix Acquisition Corp., Strike Price $11.50, Expires 07/31/2026	$778
1,245	Banzai International, Inc., Strike Price $575.00, Expires 12/31/2026	29
54,641	Battery Future Acquisition Corp., Strike Price $11.50, Expires 05/26/2028	3,278
81,786	Beneficient, Strike Price $11.50, Expires 06/07/2028	597
15,057	Binah Capital Group, Inc., Strike Price $11.50, Expires 03/15/2029	679
5,688	Brand Engagement Network, Inc., Strike Price $11.50, Expires 03/14/2029	108
12,512	Breeze Holdings Acquisition Corp., Strike Price $11.50, Expires 05/25/2027	4,410
23,792	Cactus Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 10/29/2026	476
5,294	CERo Therapeutics Holdings, Inc., Strike Price $11.50, Expires 02/14/2029	77
17,376	Colombier Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2028	13,901
15,030	Concord Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2028	1,804
51,016	Conduit Pharmaceuticals, Inc., Strike Price $11.50, Expires 02/03/2027	469
2,087	Corner Growth Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	–
72,474	DIH Holdings US, Inc., Strike Price $11.50, Expires 02/07/2028	928
17,658	Direct Selling Acquisition Corp., Strike Price $11.50, Expires 09/30/2028	706
50,000	Dynamix Corp., Strike Price $11.50, Expires 12/06/2029	14,255
21,666	EQV Ventures Acquisition Corp., Strike Price $11.50, Expires 07/01/2031	7,800
54,641	EVe Mobility Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	2,459
17,137	Everest Consolidator Acquisition Corp., Strike Price $11.50, Expires 07/19/2028	8,568
20,705	FOXO Technologies, Inc., Strike Price $11.50, Expires 08/01/2027	186
30,880	FutureTech II Acquisition Corp., Strike Price $11.50, Expires 02/16/2027	176
50,000	GigCapital7 Corp., Strike Price $11.50, Expires 09/11/2029	4,785
9,479	Global Gas Corp., Strike Price $11.50, Expires 10/29/2027	16
65,531	Globalink Investment, Inc., Strike Price $11.50, Expires 12/03/2026	727
29,434	GP-Act III Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	5,478
17,500	Graf Global Corp., Strike Price $11.50, Expires 08/07/2029	3,150
15,171	Haymaker Acquisition Corp. 4, Strike Price $11.50, Expires 09/12/2028	3,178
12,500	HCM II Acquisition Corp., Strike Price $11.50, Expires 10/10/2029	8,625
24,100	Hennessy Capital Investment Corp. VI, Strike Price $11.50, Expires 12/31/2027	3,615
64,668	Horizon Space Acquisition I Corp., Strike Price $11.50, Expires 01/26/2028	1,151
50,640	iCoreConnect, Inc., Strike Price $230.00, Expires 05/15/2028	76
39,252	Integrated Rail and Resources Acquisition Corp., Strike Price $11.50, Expires 11/12/2026	6,771

Shares	Description	Value (Note 2)
43,768	Integrated Wellness Acquisition Corp., Strike Price $11.50, Expires 10/31/2028	$692
61,161	Iron Horse Acquisitions Corp., Strike Price $11.50, Expires 02/16/2029	1,835
16,682	Jaws Mustang Acquisition Corp., Strike Price $11.50, Expires 01/30/2026	584
68,194	Klotho Neurosciences, Inc., Strike Price $11.50, Expires 06/21/2029	1,364
25,000	Launch One Acquisition Corp., Strike Price $11.50, Expires 08/29/2029	3,627
27,500	Launch Two Acquisition Corp., Strike Price $11.50, Expires 11/26/2029	5,778
33,437	Legato Merger Corp. III, Strike Price $11.50, Expires 03/28/2029	6,584
27,504	Lionheart Holdings, Strike Price $11.50, Expires 08/09/2029	3,303
32,500	M3-Brigade Acquisition V Corp., Strike Price $11.50, Expires 09/23/2030	9,425
7,755	Maquia Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	57
13,723	MSP Recovery, Inc., Strike Price $0.06, Expires 02/14/2026	276
10,806	MultiSensor AI Holdings, Inc., Strike Price $11.50, Expires 12/19/2028	434
33,472	Nabors Energy Transition Corp. II, Strike Price $11.50, Expires 09/05/2028	13,290
19,815	Nature's Miracle Holding, Inc., Strike Price $11.50, Expires 03/12/2029	99
22,175	New Era Helium, Inc., Strike Price $11.50, Expires 12/06/2029	3,102
32,271	New Horizon Aircraft, Ltd., Strike Price $11.50, Expires 01/12/2029	1,100
21,081	Newbury Street Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	–
9,664	NKGen Biotech, Inc., Strike Price $11.50, Expires 10/02/2028	194
4,228	Northern Revival Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	92
34,800	NorthView Acquisition Corp., Strike Price $11.50, Expires 08/02/2027	2,088
5,790	Nuburu, Inc., Strike Price $11.50, Expires 09/07/2027	90
6,735	Nukkleus, Inc., Strike Price $11.50, Expires 12/31/2025	639
48,836	OceanTech Acquisitions I Corp., Strike Price $11.50, Expires 05/10/2026	–
54,328	OSR Holdings, Inc., Strike Price $11.50, Expires 02/14/2030	2,064
60,878	PERSHING SQUARE SPARC HOLDINGS, Strike Price $0.01, Expires 12/31/2049	1
35,388	Presto Automation, Inc., Strike Price $11.50, Expires 09/21/2027	–
16,945	Priveterra Acquisition Corp. II, Strike Price $11.50, Expires 01/07/2027	339
42,380	QT Imaging Holdings, Inc., Strike Price $11.50, Expires 12/31/2028	428
37,808	Relativity Acquisition Corp., Strike Price $11.50, Expires 02/11/2027	1,781
69	RMG Acquisition Corp. III, Strike Price $11.50, Expires 02/08/2026	1
15,598	Roadzen, Inc., Strike Price $11.50, Expires 11/30/2028	827
953	Roth CH Acquisition Co., Strike Price $11.50, Expires 10/29/2028	48
13,545	Royalty Management Holding Corp., Strike Price $11.50, Expires 05/28/2026	176

Shares	Description	Value (Note 2)
8,333	Silverbox Corp. IV, Strike Price $11.50, Expires 09/24/2029	$2,917
25,000	SIM Acquisition Corp. I, Strike Price $11.50, Expires 08/28/2029	3,253
17,402	Southland Holdings, Inc., Strike Price $11.50, Expires 09/01/2026	2,790
32,793	Southport Acquisition Corp., Strike Price $11.50, Expires 05/24/2028	6,473
16,231	Spark I Acquisition Corp., Strike Price $11.50, Expires 11/27/2028	2,112
41,072	Syntec Optics Holdings, Inc., Strike Price $11.50, Expires 11/08/2028	2,082
6,195	TLGY Acquisition Corp., Strike Price $11.50, Expires 01/14/2028	130
27,171	USA Rare Earth, Inc., Strike Price $11.50, Expires 07/17/2028	18,207
32,500	Vine Hill Capital Investment Corp., Strike Price $11.50, Expires 10/25/2029	6,848
32,618	Viveon Health Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	–
34,072	Volato Group, Inc., Strike Price $11.50, Expires 12/03/2028	613
25,000	Voyager Acquisition Corp., Strike Price $11.50, Expires 05/16/2031	3,755
19,208	VSee Health, Inc., Strike Price $11.50, Expires 11/04/2028	1,131
52,742	WinVest Acquisition Corp., Strike Price $11.50, Expires 08/09/2026	1,081
6,768	XBP Europe Holdings, Inc., Strike Price $11.50, Expires 12/31/2027	178
60,341	Yotta Acquisition Corp., Strike Price $11.50, Expires 03/15/2027	3,301
48,471	ZyVersa Therapeutics, Inc., Strike Price $11.50, Expires 12/20/2026	3,393

TOTAL WARRANTS
(Cost $786,346)		317,054

EXCHANGE TRADED FUNDS - COMMON SHARES (4.20%)
United States - 4.20%
208,561	iShares Flexible Income Active ETF	10,924,425

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES
(Cost $10,970,202)		10,924,425

Principal			Maturity	Value
Amount	Description	Rate	Date	(Note 2)
GOVERNMENT BOND (1.92%)
United States - 1.92%
$5,000,000	U.S. Treasury Note	0.380%	05/31/25	5,000,354

TOTAL GOVERNMENT BOND
(Cost $4,996,717)				5,000,354

		7-Day	Value
Shares	Description	Yield	(Note 2)
SHORT-TERM INVESTMENTS (8.95%)
United States - 8.95%
23,304,947	State Street Institutional Treasury Money Market Fund Premier Class	4.245%	23,304,947

TOTAL SHORT-TERM INVESTMENTS
(Cost $23,304,947)			23,304,947

		7-Day	Value
Shares	Description	Yield	(Note 2)

TOTAL INVESTMENTS (136.00%)
(Cost $327,081,127)			$354,097,524

Series A Cumulative Perpetual Preferred Shares (-37.54)			(97,750,000)
Other Assets In Excess Of Liabilities (1.54%)(h)			4,038,365
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS (100.00%)			$260,385,889

SCHEDULE OF SECURITIES SOLD SHORT

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS - COMMON SHARES (-10.42%)
Invesco S&P 500 Equal Weight ETF	(69,210)	$(11,989,248)
Vanguard® S&P 500® ETF	(29,456)	(15,137,733)

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES		(27,126,981)

TOTAL SECURITIES SOLD SHORT
(Proceeds $28,124,982)		$(27,126,981)

(a)	All or a portion of the security is pledged as collateral for any loan payable. As of March 31, 2025, the aggregate value of those securities was $1,734,675, representing 0.67% of net assets.
(b)	All or a portion of the security is pledged as collateral for securities sold short. As of March 31, 2025, the aggregate value of those securities was $16,991,720 representing 6.53% of net assets.
(c)	Perpetual maturity.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of those Rule 144A securities held by the Fund was $9,959,653 representing 3.82% of the Fund's net assets.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors (the "Board"). As of March 31, 2025, the aggregate fair value of those securities was $274,580 representing 0.11% of net assets.
(f)	Non-income producing security.
(g)	Less than 0.005%.
(h)	Includes cash in the amount of $31,416,621 which is being held as collateral for securities sold short.

See Notes to Quarterly Statement of Investments.

RiverNorth Opportunities Fund, Inc.

Notes to Quarterly Statement of Investments

March 31, 2025 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) was organized as a Maryland corporation on September 9, 2010. The Fund commenced operations on December 24, 2015, and had no operations until that date other than those related to organizational matters and the registration of its shares under applicable securities laws.

On May 15, 2024, the Board of Directors of the Fund (the “Board”) approved a change in the Fund’s fiscal year from July 31 to June 30.

The Fund is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s Articles of Amendment and Restatement permit the Board of Directors (the “Board” or “Directors”) to authorize and issue 37,500,000 shares of common stock with $0.0001 par value per share, 3,910,000 of which have been reclassified as Series A Perpetual Preferred Stock. The Fund is considered an investment company and therefore follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The Fund may be converted to an open-end investment company at any time if approved by two-thirds of the Board and at least two-thirds of the Fund’s total outstanding shares. If the Fund converted to an open-end investment company, it would be required to redeem all preferred stock of the Fund then outstanding, if any (requiring in turn that it liquidate a portion of its investment portfolio). Conversion to open-end status could also require the Fund to modify certain investment restrictions and policies. The Board may at any time (but is not required to) propose conversion of the Fund to open-end status, depending upon its judgment regarding the advisability of such action in light of circumstances then prevailing.

The Fund’s investment adviser is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s investment objective is total return consisting of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The financial statements are prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2025.

The Fund invests in closed-end funds, exchange-traded funds and business development companies (collectively, “Underlying Funds”), each of which has its own investment risks. Those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market quotation is unavailable, a security may be valued at its estimated fair value as described in Note 3.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discounts and amortization of premiums calculated using yield to maturity, is accrued and recorded as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, exchange-traded funds and business development companies, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, as valuation designee, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds, and business development company notes are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Fund and designated the Adviser as the Fund's valuation designee to make all fair valuation determinations with respect to the Fund's portfolio investments, subject to the Board's oversight.

In accordance with the Fund’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds - Common Shares	$188,989,003	$–	$–	$188,989,003
Closed-End Funds - Preferred Shares	1,916,414	–	–	1,916,414
Business Development Companies - Preferred Shares	4,104,199	874,362	–	4,978,561
Business Development Companies - Common Shares	1,716,050	–	–	1,716,050
Business Development Company Notes	2,750,730	978,522	–	3,729,252
Corporate Bonds	–	44,029,728	–	44,029,728
Special Purpose Acquisition Companies - Common Shares/Units	68,253,044	659,804	–	68,912,848
Rights	255,731	23,157	–	278,888
Warrants	291,307	25,747	–	317,054
Exchange Traded Funds - Common Shares	10,924,425	–	–	10,924,425
Government Bond	–	5,000,354	–	5,000,354
Short-Term Investments	23,304,947	–	–	23,304,947
Total	$302,505,850	$51,591,674	$–	$354,097,524
Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange Traded Funds - Common Shares	$(27,126,981)	$–	$–	$(27,126,981)
Total	$(27,126,981)	$–	$–	$(27,126,981)

For the period ended March 31, 2025, there were no significant transfers into/out of Level 3.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Special Purpose Acquisition Company Risk: The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs are generally publicly traded companies that raise funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition or merger that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses. Accordingly, any rights or warrants issued by the SPAC will expire worthless. Certain private investments in SPACs may be illiquid and/or be subject to restrictions on resale. Additionally, the Fund may acquire certain private rights and other interests issued by a SPAC (commonly referred to as “founder shares”), which may be subject to forfeiture or expire worthless and which typically have more limited liquidity than SPAC shares issued in an IPO. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

During the period ended March 31, 2025, the Fund invested in rights and warrants, which are disclosed in the Statement of Investments.